Current provisions and other current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Current provisions and other current financial and non-financial liabilities
Schedule of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2023	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2023

Personnel expenses	135,001	(4,365)	(1,331)	(61,622)	(5,170)	117,068	7,749	187,330
Self-insurance programs	106,796	(4,078)	—	(36,279)	(16,501)	57,093	12,771	119,802
Risk of lawsuit	82,665	(3,229)	(1,007)	(53,020)	(1,100)	31,558	235	56,102
Other current provisions	46,334	(2,212)	(132)	(7,179)	(2,484)	27,674	(625)	61,376
Current provisions	370,796	(13,884)	(2,470)	(158,100)	(25,255)	233,393	20,130	424,610

Schedule of other current financial liabilities

Other current financial liabilities
in € THOUS
	2023	2022

Put option liabilities	681,442	667,371
Unapplied cash and receivable credit balances	623,492	720,585
Invoices outstanding	250,822	262,568
Legal matters, advisory and audit fees	40,262	39,093
Bonuses, commissions	30,228	24,010
Variable payments outstanding for acquisitions	11,085	4,794
Derivatives	9,205	7,109
Other	29,020	61,144
Other current financial liabilities	1,675,556	1,786,674

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2023	2022
Personnel liabilities	713,409	707,398
VAT and other (non-income) tax liabilities	140,596	123,935
Contract liabilities	56,566	63,273
Deferred Income	29,253	42,448
Other liabilities	253,000	260,620
Other current liabilities	1,192,824	1,197,674